Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at March 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,011,533	$230,005,861

Liabilities:
Warrant liabilities – Public Warrants	1	$11,116,667	$16,790,001
Warrant liabilities – Placement Warrants	3	$492,066	$575,432

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	1	$230,005,861

Liabilities:
Warrant Liability – Public Warrants	1	16,790,001
Warrant Liability – Private Placement Warrants	3	575,432

Schedule of valuation inputs for warrants
The fair value of the Private Placement Warrants was estimated at March 31, 2021 and December 31, 2020 using the Black-Scholes option pricing model with the following assumptions:

Input	December 31, 2021	March 31, 2021
Risk-free interest rate	0.3%	1.0%
Expected term (years)	5.4	5.1
Expected volatility	35.0%	26.1%
Dividend yield	0.0%	0.0%
Exercise price	11.50	11.50
Asset price	11.30	11.18

The key inputs into the binomial / lattice model for the Public Warrants were as follows at initial measurement:

Input	September 29, 2020 (Initial Measurement)
Risk-free interest rate	0.3%
Expected term (years)	5.4
Expected volatility	35.0%
Call Price	18.0
Exercise price	$11.50
Asset Price	$9.60

The fair value of the Private Placement Warrants was estimated at December 31, 2020 using the Black-Scholes option pricing model and the following assumptions:

Input	September 29, 2020 (Initial Measurement)
Risk-free interest rate	0.3%
Expected term (years)	5.4
Expected volatility	35.0%
Dividend yield	0.0%
Exercise price	$11.50
Asset Price	$9.60

Schedule of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$575,432	$16,790,001	$17,365,433
Change in valuation inputs or other assumptions	(83,366)	(5,673,334)	(5,756,700)

Fair value as of March 31, 2021	$492,066	$11,116,667	$11,608,733

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Initial measurement on September 29, 2020	$406,666	$13,723,334	$14,130,000
Change in fair value recognized in earnings	168,766	3,066,667	3,235,433

Fair value as of December 31, 2020	$575,432	$16,790,001	$17,365,433